Offerings	Feb. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Capital Stock of Banco Santander, S.A., par value Euro 0.50 each, reserved for issuance pursuant to the Banco Santander, S.A. Deferred and Conditional Variable Remuneration Plan (Cycle XV)
Amount Registered | shares	20,700,000
Proposed Maximum Offering Price per Unit	12.47
Maximum Aggregate Offering Price	$ 258,129,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 35,647.61
Offering Note	The shares of capital stock of Banco Santander, S.A. (the “Registrant”), par value Euro 0.50 each (each, a “Share”) being registered hereby may be represented in the form of the Registrant’s American Depositary Shares (“ADSs”), evidenced by American Depositary Receipts (“ADRs”), with each ADS representing one Share.

The Banco Santander ADSs to be awarded under the Banco Santander, S.A. Deferred and Conditional Variable Remuneration Plan (Cycle XV), the Banco Santander, S.A. Deferred Multiyear Objectives Variable Remuneration Plan (Cycle X) and the Banco Santander, S.A. Buyouts Procedure will be acquired based on open market purchases. In addition, in accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall be deemed to include such additional ordinary shares as may be offered to prevent dilution resulting from stock splits, stock dividends or similar transactions pursuant to the provisions of the plan covered hereby.

Computed solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act on the basis of the average high and low sale prices of Shares on the Madrid Stock Exchange on January 26, 2026, translated at the Federal Reserve Bank of New York Noon Buying Rate of U.S. $1.1771 per Euro 1.0 on January 23, 2026.

Rounded up to the nearest penny.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Capital Stock of Banco Santander, S.A., par value Euro 0.50 each, reserved for issuance pursuant to the Banco Santander, S.A. Deferred Multiyear Objectives Variable Remuneration Plan (Cycle X)
Amount Registered | shares	800,000
Proposed Maximum Offering Price per Unit	12.47
Maximum Aggregate Offering Price	$ 9,976,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,377.69
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Capital Stock of Banco Santander, S.A., par value Euro 0.50 each, reserved for issuance pursuant to the Banco Santander, S.A. Buyouts Procedure
Amount Registered | shares	3,500,000
Proposed Maximum Offering Price per Unit	12.47
Maximum Aggregate Offering Price	$ 43,645,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,027.37